Note 10 - Fair Value: Schedule of Fair Vale, Assets and Liabilities Measured on recurring Basis (Tables)	6 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Fair Vale, Assets and Liabilities Measured on recurring Basis	June 31, 2013:
	Fair Value Measurements
	Level 1	Level 2	Level 3	Total Fair Value

Liabilities
Convertible debentures	-	$65,823	-	$65,823
Derivative liabilities	-	$211,566	-	$211,566